Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 20, 2012
Registrant Name	dei_EntityRegistrantName	SEI ASSET ALLOCATION TRUST
Central Index Key	dei_EntityCentralIndexKey	0001003632
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 20, 2012
Prospectus Date	rr_ProspectusDate	Jul 31, 2011

SAAT AGGRESSIVE STRATEGY FUND (Prospectus Summary): | SAAT AGGRESSIVE STRATEGY FUND
Aggressive Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Aggressive Strategy Fund
In the Fund Summary for the Aggressive Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	30-100%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-40%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-25%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-40%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Aggressive Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT AGGRESSIVE STRATEGY FUND (Prospectus Summary): | SAAT AGGRESSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aggressive Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Aggressive Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Aggressive Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	30-100%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-40%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-25%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-40%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Aggressive Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)
SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSGAX

SAAT AGGRESSIVE STRATEGY FUND (Second Summary Prospectus) | SAAT AGGRESSIVE STRATEGY FUND
Aggressive Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Aggressive Strategy Fund
In the Fund Summary for the Aggressive Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	30-100%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-40%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-25%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-40%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Aggressive Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT AGGRESSIVE STRATEGY FUND (Second Summary Prospectus) | SAAT AGGRESSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aggressive Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Aggressive Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Aggressive Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	30-100%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-40%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-25%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-40%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Aggressive Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)
SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SASDX

SAAT AGGRESSIVE STRATEGY FUND (Third Summary Prospectus) | SAAT AGGRESSIVE STRATEGY FUND
Aggressive Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Aggressive Strategy Fund
In the Fund Summary for the Aggressive Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	30-100%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-40%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-25%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-40%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Aggressive Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT AGGRESSIVE STRATEGY FUND (Third Summary Prospectus) | SAAT AGGRESSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aggressive Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Aggressive Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Aggressive Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	30-100%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-40%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-25%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-40%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Aggressive Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)
SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEAIX

SAAT MARKET GROWTH STRATEGY FUND (Prospectus Summary): | SAAT MARKET GROWTH STRATEGY FUND
Market Growth Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Market Growth Strategy Fund
In the Fund Summary for the Market Growth Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	10-85%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-35%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-50%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Market Growth Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT MARKET GROWTH STRATEGY FUND (Prospectus Summary): | SAAT MARKET GROWTH STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Market Growth Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Market Growth Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Market Growth Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	10-85%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-35%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-50%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Market Growth Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)
SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SRWAX

SAAT MARKET GROWTH STRATEGY FUND (Second Summary Prospectus) | SAAT MARKET GROWTH STRATEGY FUND
Market Growth Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Market Growth Strategy Fund
In the Fund Summary for the Market Growth Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	10-85%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-35%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-50%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Market Growth Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT MARKET GROWTH STRATEGY FUND (Second Summary Prospectus) | SAAT MARKET GROWTH STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Market Growth Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Market Growth Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Market Growth Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	10-85%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-35%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-50%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Market Growth Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)
SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMKDX

SAAT MARKET GROWTH STRATEGY FUND (Third Summary Prospectus) | SAAT MARKET GROWTH STRATEGY FUND
Market Growth Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Market Growth Strategy Fund
In the Fund Summary for the Market Growth Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	10-85%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-35%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-50%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Market Growth Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT MARKET GROWTH STRATEGY FUND (Third Summary Prospectus) | SAAT MARKET GROWTH STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Market Growth Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Market Growth Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Market Growth Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	10-85%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-35%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-50%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Market Growth Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)
SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMGSX

SAAT MODERATE STRATEGY FUND (Prospectus Summary): | SAAT MODERATE STRATEGY FUND
Moderate Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Moderate Strategy Fund
In the Fund Summary for the Moderate Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-50%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-25%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-25%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	5-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Moderate Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT MODERATE STRATEGY FUND (Prospectus Summary): | SAAT MODERATE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Moderate Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Moderate Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Moderate Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-50%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-25%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-25%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	5-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Moderate Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)
SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMOAX

SAAT MODERATE STRATEGY FUND (Second Summary Prospectus) | SAAT MODERATE STRATEGY FUND
Moderate Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Moderate Strategy Fund
In the Fund Summary for the Moderate Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-50%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-25%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-25%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	5-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Moderate Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT MODERATE STRATEGY FUND (Second Summary Prospectus) | SAAT MODERATE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Moderate Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Moderate Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Moderate Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-50%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-25%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-25%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	5-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Moderate Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)
SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMSDX

SAAT MODERATE STRATEGY FUND (Third Summary Prospectus) | SAAT MODERATE STRATEGY FUND
Moderate Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Moderate Strategy Fund
In the Fund Summary for the Moderate Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-50%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-25%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-25%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	5-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Moderate Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT MODERATE STRATEGY FUND (Third Summary Prospectus) | SAAT MODERATE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Moderate Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Moderate Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Moderate Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-50%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-25%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-25%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	5-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Moderate Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)
SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMSIX

SAAT CONSERVATIVE STRATEGY FUND (Prospectus Summary): | SAAT CONSERVATIVE STRATEGY FUND
Conservative Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Conservative Strategy Fund
In the Fund Summary for the Conservative Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-40%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-20%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-25%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	25-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Conservative Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT CONSERVATIVE STRATEGY FUND (Prospectus Summary): | SAAT CONSERVATIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Conservative Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Conservative Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Conservative Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-40%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-20%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-25%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	25-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Conservative Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)
SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVSAX

SAAT CONSERVATIVE STRATEGY FUND (Second Summary Prospectus) | SAAT CONSERVATIVE STRATEGY FUND
Conservative Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Conservative Strategy Fund
In the Fund Summary for the Conservative Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-40%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-20%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-25%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	25-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Conservative Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT CONSERVATIVE STRATEGY FUND (Second Summary Prospectus) | SAAT CONSERVATIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Conservative Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Conservative Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Conservative Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-40%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-20%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-25%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	25-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Conservative Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)
SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSTDX

SAAT CONSERVATIVE STRATEGY FUND (Third Summary Prospectus) | SAAT CONSERVATIVE STRATEGY FUND
Conservative Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Conservative Strategy Fund
In the Fund Summary for the Conservative Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-40%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-20%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-25%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	25-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Conservative Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT CONSERVATIVE STRATEGY FUND (Third Summary Prospectus) | SAAT CONSERVATIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Conservative Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Conservative Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Conservative Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-40%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-20%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-25%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	25-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-35%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Conservative Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)
SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SICIX

SAAT CORE MARKET STRATEGY FUND (Prospectus Summary): | SAAT CORE MARKET STRATEGY FUND
Core Market Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Core Market Strategy Fund
In the Fund Summary for the Core Market Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-70%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-30%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-75%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-30%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Core Market Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT CORE MARKET STRATEGY FUND (Prospectus Summary): | SAAT CORE MARKET STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Core Market Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Core Market Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Core Market Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-70%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-30%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-75%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-30%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Core Market Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)
SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SOKAX

SAAT CORE MARKET STRATEGY FUND (Second Summary Prospectus) | SAAT CORE MARKET STRATEGY FUND
Core Market Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Core Market Strategy Fund
In the Fund Summary for the Core Market Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-70%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-30%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-75%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-30%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Core Market Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT CORE MARKET STRATEGY FUND (Second Summary Prospectus) | SAAT CORE MARKET STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Core Market Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Core Market Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Core Market Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-70%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-30%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-75%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-30%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Core Market Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

SAAT CORE MARKET STRATEGY FUND (Third Summary Prospectus) | SAAT CORE MARKET STRATEGY FUND
Core Market Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Core Market Strategy Fund
In the Fund Summary for the Core Market Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-70%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-30%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-75%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-30%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Core Market Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT CORE MARKET STRATEGY FUND (Third Summary Prospectus) | SAAT CORE MARKET STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Core Market Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Core Market Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Core Market Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-70%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund
 SIMT Global Managed Volatility Fund

International Equity	0-30%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	0-75%

SDIT Ultra Short Duration Bond Fund SIMT Core Fixed Income Fund SIMT U.S. Fixed Income Fund SIMT Real Return Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-30%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Core Market Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)
SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCMSX

SAAT DEFENSIVE STRATEGY FUND (Prospectus Summary): | SAAT DEFENSIVE STRATEGY FUND
Defensive Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Defensive Strategy Fund
In the Fund Summary for the Defensive Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-30%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-15%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	40-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-30%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Defensive Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT DEFENSIVE STRATEGY FUND (Prospectus Summary): | SAAT DEFENSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Defensive Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Defensive Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Defensive Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-30%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-15%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	40-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-30%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Defensive Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)
SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNSAX

SAAT DEFENSIVE STRATEGY FUND (Second Summary Prospectus) | SAAT DEFENSIVE STRATEGY FUND
Defensive Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Defensive Strategy Fund
In the Fund Summary for the Defensive Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-30%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-15%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	40-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-30%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Defensive Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT DEFENSIVE STRATEGY FUND (Second Summary Prospectus) | SAAT DEFENSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Defensive Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Defensive Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Defensive Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-30%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-15%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	40-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-30%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Defensive Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

SAAT DEFENSIVE STRATEGY FUND (Third Summary Prospectus) | SAAT DEFENSIVE STRATEGY FUND
Defensive Strategy Fund

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Change in Fund/Asset Class Investment Ranges for the Defensive Strategy Fund
In the Fund Summary for the Defensive Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-30%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-15%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	40-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-30%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Defensive Strategy Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 31, 2011
SAAT DEFENSIVE STRATEGY FUND (Third Summary Prospectus) | SAAT DEFENSIVE STRATEGY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Defensive Strategy Fund
Supplement Text	ck0001003632_SupplementTextBlock

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated April 20, 2012
to the Class A, D and I Shares Prospectuses dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A, D and I Shares Prospectuses and should be read in conjunction with such Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	Change in Fund/Asset Class Investment Ranges for the Defensive Strategy Fund
Investment Strategy, Heading 1	ck0001003632_InvestmentStrategyHeading1	In the Fund Summary for the Defensive Strategy Fund, the table under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Fund/Asset Class	Investment Range (Percentage of the Fund's Assets)
U.S. Equity	0-30%

SIMT Large Cap Fund
 SIMT Large Cap Growth Fund
 SIMT Large Cap Value Fund
 SIMT U.S. Managed Volatility Fund
 SIMT Global Managed Volatility Fund
 SIMT Small Cap Fund
 SIMT Small Cap Growth Fund
 SIMT Small Cap Value Fund

International Equity	0-15%

SIT Emerging Markets Equity Fund SIT International Equity Fund

Real Estate	0-20%

SIMT Real Estate Fund

Investment Grade Bonds & Money Market	40-100%

SDIT Ultra Short Duration Bond Fund
 SDIT Short-Duration Government Fund
 SDIT Intermediate-Duration Government Fund
 SIMT Core Fixed Income Fund
 SIMT Enhanced Income Fund
 SIMT U.S. Fixed Income Fund
 SIMT Real Return Fund
 SLAT Prime Obligation Fund

Non-Investment Grade Bonds	0-30%

SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund

Multi-Asset Investments	0-60%

SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

There are no other changes to the Fund/Asset Class investment ranges for the Defensive Strategy Fund.

SupplementClosingTextBlock	ck0001003632_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-780 (4/12)
SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEDIX